Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

July 24, 2014

FILED VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Trust for Advised Portfolios (the “Trust”)
 File Nos.: 333-108394 and 811-21422

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of reorganizing the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Target Fund”), a series of the Legg Mason Partners Variable Equity Trust (the “VET Trust”) into the [●] Variable Socially Responsive Balanced Portfolio (the “Acquiring Fund”), a newly organized series of the Trust for Advised Portfolios (the “Reorganization”).  The Trust is seeking the approval of shareholders to complete the Reorganization.  Upon effectiveness, this combined proxy statement/prospectus will be mailed to shareholders to seek shareholder approval at a meeting currently scheduled for September 24, 2014.

It is anticipated that this Registration Statement will become effective on August 23, 2014, the 30th day after filing pursuant to Rule 488 under the 1933 Act.  If shareholders of the Target Fund approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about December 12, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary
Trust for Advised Portfolios

Enclosures